AMERICAN GENERAL LIFE INSURANCE COMPANY
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                             SEPARATE ACCOUNT VL-R
                           AG CORPORATE INVESTOR(SM)
                           AG INCOME ADVANTAGE VUL(R)
                              CORPORATE AMERICA
                          CORPORATE INVESTOR SELECT(SM)
                                 GEMSTONE LIFE
                           INCOME ADVANTAGE SELECT(SM)
                             PLATINUM INVESTOR(SM) I
                            PLATINUM INVESTOR(SM) II
                            PLATINUM INVESTOR(SM) IV
                       PLATINUM INVESTOR(SM) FLEXDIRECTOR
                           PLATINUM INVESTOR(SM) PLUS
                         PLATINUM INVESTOR(SM) SURVIVOR
                        PLATINUM INVESTOR(SM) SURVIVOR II
                            PLATINUM INVESTOR(SM) VIP
                         PLATINUM INVESTOR(SM) VIP (2007)
                                 POLARIS LIFE
                          POLARIS SURVIVORSHIP LIFE
                         PROTECTION ADVANTAGE SELECT(SM)

                   THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                          SEPARATE ACCOUNT USL VL-R
                                GEMSTONE LIFE
                           INCOME ADVANTAGE SELECT(SM)
                           PLATINUM INVESTOR(SM) PLUS
                            PLATINUM INVESTOR(SM) VIP
                          PROTECTION ADVANTAGE SELECT(SM)

                       SUPPLEMENT TO POLICY PROSPECTUSES

Effective on or about November 8, 2021 ("Effective Date"), certain variable investment options under the Policies were reorganized, following shareholder approval (the "Reorganization"). The underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the "Target Variable Investment Options") were reorganized into underlying Funds of SunAmerica Series Trust (the "Acquiring Variable Investment Options") as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to "Anchor Series Trust" were removed as applicable. All references to each of the Target Variable Investment Options will be replaced with the corresponding Acquiring Variable Investment Options. Certain of the Target Variable Investment Options in the table below may not be offered in your Policy. Please refer to your Policy prospectus for the variable investment options offered in your Policy. If you have any questions, please call the VUL Administrative Center at the telephone number below.

                             VARIABLE INVESTMENT OPTIONS

---------------------------------------------------   ---------------------------------------------------
     Target Variable Investment Options                       Acquiring Variable Investment Options
             Investment Adviser                                       Investment Adviser
        (sub-adviser, if applicable)                             (sub-adviser, if applicable)
---------------------------------------------------   ---------------------------------------------------
Anchor ST SA PGI Asset Allocation Portfolio           SunAmerica ST SA JPMorgan Diversified Balanced
SunAmerica Asset Management, LLC*                     Portfolio
(Principal Global Investors, LLC)	              SunAmerica Asset Management, LLC*
                                                      (J.P. Morgan Investment Management Inc.)
---------------------------------------------------   ---------------------------------------------------
Anchor ST SA Wellington Capital Appreciation          SunAmerica ST SA Wellington Capital Appreciation
Portfolio                                             Portfolio
SunAmerica Asset Management, LLC*                     SunAmerica Asset Management, LLC*
(Wellington Management Company LLP)                   (Wellington Management Company LLP)

---------------------------------------------------   ---------------------------------------------------

Anchor ST SA Wellington Government and Quality        SunAmerica ST SA Wellington Government and
Bond Portfolio                                        Quality Bond Portfolio
SunAmerica Asset Management, LLC*                     SunAmerica Asset Management, LLC*
(Wellington Management Company LLP)                   (Wellington Management Company LLP)

---------------------------------------------------   ---------------------------------------------------

SunAmerica ST SA Columbia Technology Portfolio        SunAmerica ST SA Wellington Capital Appreciation
SunAmerica Asset Management, LLC*                     Portfolio
(Columbia Management Investment Advisers, LLC)        SunAmerica Asset Management, LLC*
                                                      (Wellington Management Company LLP)
---------------------------------------------------   ---------------------------------------------------

SunAmerica ST SA WellsCap Aggressive Growth           SunAmerica ST SA JPMorgan Mid-Cap Growth
Portfolio                                             Portfolio
SunAmerica Asset Management, LLC*                     SunAmerica Asset Management, LLC*
(Wells Capital Management Incorporated)               (J.P. Morgan Investment Management Inc.)
---------------------------------------------------   ---------------------------------------------------

* SunAmerica Asset Management, LLC is an affiliate of American General Life
Insurance Company and The United States Life Insurance Company in the
City of New York.


The underlying Fund share class will not change.

Neither our automatic transfer of the accumulation values to the Acquiring Variable Investment Option on the Effective Date, nor your transfer of accumulation value out of the Target Variable Investment Option prior to November 4, 2021 or out of the Acquiring Variable Investment Option within
60 days after the Effective Date (i.e., January 4, 2022), will count against the free transfers that you are permitted to make in a Policy Year or for the purposes of our market timing policies and procedures.

Additional information regarding the Variable Investment Options, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/AGVUL or by calling 1-800-340-2765.



Dated:  November 8, 2021

                   Please keep this Supplement with your Prospectus